UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Sep. 30, 2022	Mar. 31, 2022
Non-current assets
Property, plant and equipment	€ 24,710	€ 27,758
Intangible assets	568,265	584,026
Deferred tax asset	35,389	36,040
Investments in joint ventures and associates	2,738	2,650
Other investments	5,707	3,881
Other non-current financial assets	13,652	12,706
Non-current assets	650,461	667,061
Current assets
Trade receivables	237,671	100,469
Other current receivables	34,910	25,834
Income tax receivables	1,119	2,277
Prepaid expenses	5,969	5,636
Cash and cash equivalents	221,218	51,690
Current assets	500,887	185,906
Total assets	1,151,348	852,967
Equity attributable to owners of the parent
Share capital	2,194	1,907
Share premium	1,851,724	1,634,469
Other equity	(998)	(10,179)
Other reserves	(976,702)	(965,755)
Accumulated losses	(877,484)	(851,967)
Equity attributable to owners of the parent	(1,266)	(191,525)
Non-controlling interests	5,554	5,732
Total equity	4,288	(185,793)
Non-current liabilities
Loans and borrowings	790,428	722,554
Other non-current financial liabilities	23,609	29,705
Deferred tax liabilities	7,063	9,642
Post-employment benefits	2,740	4,677
Provisions for other liabilities and charges	2,298	2,313
Non-current liabilities	826,138	768,891
Current liabilities
Trade payables	218,856	166,103
Other current liabilities	42,239	38,048
Accrued liabilities	35,344	33,078
Income tax liabilities	13,604	19,913
Loans and borrowings	915	676
Warrant liabilities	9,964	12,051
Current liabilities	320,922	269,869
Total liabilities	1,147,060	1,038,760
Total equity and liabilities	€ 1,151,348	€ 852,967